Segment Information - Summary of Company's Consolidated Revenues from Continuing Operations (Excluding Attributable Share of Revenues from the Company's Associates and Joint Venture) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenues	$ 3,032	$ 3,423
Percentage of entity's revenue	100.00%	100.00%
Gold [member]
Disclosure of products and services [line items]
Revenues	$ 2,266	$ 2,527
Percentage of entity's revenue	75.00%	74.00%
Zinc [member]
Disclosure of products and services [line items]
Revenues	$ 365	$ 425
Percentage of entity's revenue	12.00%	12.00%
Silver [member]
Disclosure of products and services [line items]
Revenues	$ 299	$ 364
Percentage of entity's revenue	10.00%	11.00%
Lead [member]
Disclosure of products and services [line items]
Revenues	$ 98	$ 98
Percentage of entity's revenue	3.00%	3.00%
Copper [member]
Disclosure of products and services [line items]
Revenues	$ 4	$ 9